Accrued Expenses and Other Current Liabilities (Details) - TOI Parent Inc. - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses and Other Current Liabilities
Compensation, including bonuses, fringe benefits and payroll taxes	$ 3,871,605	$ 3,809,631	$ 1,480,500
Deferred revenue and refund liabilities	1,657,120	3,378,905	210,000
Other liabilities	6,229,486	2,263,584	2,520,783
Total accrued expenses and other current liabilities	$ 11,758,211	$ 9,452,120	$ 4,211,283